Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 206.0	$ 200.8
Equity securities	7.8	35.8
Amounts receivable (note 6)	40.5	41.0
Inventory (note 7)	110.2	161.2
Other current assets	15.5	14.4
Total Current Assets	380.0	453.2
Non-Current Assets
Long-term inventory (note 7)	30.0	68.7
Mineral property, plant and equipment (note 8)	2,813.3	2,753.4
Other non-current assets	41.9	45.0
Total Assets	3,265.2	3,320.3
Current Liabilities
Accounts payable and accrued liabilities (note 9)	118.7	101.0
Income taxes payable	6.2	12.2
Total Current Liabilities	124.9	113.2
Non-Current Liabilities
Deferred income taxes (note 11)	491.5	477.0
Decommissioning liabilities (note 10)	44.9	44.6
Other non-current liabilities	1.6	4.3
Total Liabilities	662.9	639.1
E Q U I T Y
Share capital (note 12)	3,705.2	3,691.7
Contributed surplus	87.3	89.5
Warrants	3.9	4.0
Accumulated other comprehensive (loss) income	(9.2)	13.0
Deficit	(1,184.9)	(1,117.0)
Total Equity	2,602.3	2,681.2
Total Liabilities and Equity	$ 3,265.2	$ 3,320.3